Derivative Instruments and Hedging Activities (Details Textual) € in Thousands, ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 JPY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 EUR (€)	Dec. 31, 2014 JPY (¥)
Derivative [Line Items]
Derivative, Notional Amount	$ 30,000		¥ 7,100,000	$ 27,000		¥ 2,499,200
Foreign Exchange Forward [Member]
Derivative [Line Items]
Derivative, Notional Amount		€ 80,000
Foreign Exchange Forward [Member] | Short [Member]
Derivative [Line Items]
Derivative, Notional Amount					€ 31,760